Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Net revenue	$ 4,175,994	$ 15,699,587	$ 20,190,663	$ 46,638,925	$ 58,351,650	$ 16,783,914
Operating costs and expenses:
Cost of revenue	1,292,743	6,282,445	7,414,814	19,248,877	24,164,661	7,861,317
Sales and marketing	928,692	7,074,414	5,217,584	21,332,423	25,728,220	10,038,524
General and administrative	7,369,452	14,339,615	24,399,888	38,685,937	51,321,978	24,610,511
Loss on disposal of businesses, net	4,198,362		4,198,362
Asset impairment charges		38,629,310	16,135,000	38,629,310	46,498,689
Total operating expenses	13,789,249	66,325,784	57,365,648	117,896,547	147,713,548	42,510,352
Operating loss	9,613,255	50,626,197	37,174,985	71,257,622	89,361,898	25,726,438
Other income (expense):
Interest expense	(460,914)	(611,021)	(2,490,696)	(5,368,933)	(6,423,039)	(698,973)
Gain on termination of lease	799,901		799,901
Loss on conversion of senior convertible note				(5,999,662)	(5,999,662)
Loss on extinguishment of senior convertible note	(3,616,372)		(3,616,372)	(28,478,804)	(28,478,804)
Change in fair value of derivative liability	(1,163,979)	(20,573,051)	7,435,687	(22,055,672)	(10,882,241)
Change in fair value of warrant liability	1,412,941	8,181,398	6,435,229	28,641,920	31,468,270	(1,549,924)
(Loss) gain on contingent consideration		99,247	(2,864,551)	1,950,693
Change in fair value of contingent consideration			(2,864,551)	1,950,693	2,355,308	(1,748,607)
Other non-operating income (loss)	(551,921)	(39,440)	(19,085)	(1,391,855)	(584,466)	(460,328)
Total other income (expense), net	(3,580,344)	(12,942,867)	5,680,113	(32,702,313)	(18,544,634)	(4,457,832)
Loss before income taxes	13,193,599	63,569,064	31,494,872	103,959,935	107,906,532	30,184,270
Income tax benefit (expense)	(376)	(431)	(376)	5,503,430	5,674,442	3,811,536
Net loss	13,193,975	63,569,495	31,495,248	98,456,505	102,232,090	26,372,734
Dividend on 10% Series A cumulative redeemable convertible preferred stock	(200,628)	(200,628)	(601,884)	(300,942)	(501,570)
Accretion of 10% Series A cumulative redeemable convertible preferred stock to redemption value	(75,980)	(73,136)	(225,782)	(108,209)	(182,046)
Net loss attributable to common stockholders	$ 13,470,583	$ 63,843,259	$ 32,322,914	$ 98,865,656	$ 102,915,706	$ 26,372,734
Net loss per common share:
Basic and diluted loss per common share	$ (5.76)	$ (210.64)	$ (27.72)	$ (397.45)	$ (356.27)	$ (167.73)
Weighted average number of common shares outstanding, basic and diluted	2,336,669	303,087	1,166,201	248,749	288,869	157,236